Average Annual Total Returns (Total Stock Market Index Trust)	12 Months Ended
May 01, 2011
Wilshire 5000 Total Market Index
Average Annual Return:
One Year	17.16%
Five Year	2.90%
Ten Year	2.50%
Series I, Total Stock Market Index Trust
Average Annual Return:
One Year	17.20%
Five Year	2.84%
Ten Year	2.14%
Date of Inception	May 01, 2000
Series II, Total Stock Market Index Trust
Average Annual Return:
One Year	16.89%
Five Year	2.63%
Ten Year	1.98%
Date of Inception	Jan. 28, 2002
Series NAV, Total Stock Market Index Trust
Average Annual Return:
One Year	17.26%
Five Year	2.88%
Ten Year	2.18%
Date of Inception	Apr. 29, 2005